STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,407,208)	$ (4,845,432)
Adjustment to reconcile net loss to net cash used in operating activities
Warrants issued for services	174,359	91,263
Stock options issued for services	436,228	1,339,692
Common stock issued for services and fees	295,885	48,963
Depreciation and amortization of patents	195,610	179,907
Gain on disposal of property and equipment	(644)
(Increase) decrease in assets
Prepaid expenses and other current assets	127,549	(136,264)
Increase (decrease) in liabilities
Accounts payable	32,175	(145,313)
Accounts payable and accrued expenses-related parties	490	(5,254)
Accrued expenses	(7,736)	31,683
Net cash used in operating activities	(3,153,292)	(3,440,755)
CASH FLOWS FROM INVESTING ACTIVITIES
Cost of intangibles	(64,096)	(29,577)
Purchase of equipment, furniture and leasehold improvements	(129,163)	(279,903)
Sale of property and equipment	19,500
Net cash used in investing activities	(173,759)	(309,480)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common stock, private placement		4,315,000
Issuance of common stock, institutional investor	1,553,190
Net cash provided by financing activities	1,553,190	4,315,000
NET (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,773,861)	564,765
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	3,730,705	3,165,940
CASH AND CASH EQUIVALENTS - END OF YEAR	$ 1,956,844	$ 3,730,705